UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ]  is a restatement
                                   [ ]  adds new holdings to entries.

Institutional Investment Manager Filing This Report:

Name:       Westport Advisers LLC
Address:    253 Riverside Avenue
            Westport, CT  06880

13F File Number: 028-04939

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Ronald H. Oliver
Title:      Managing Director
Phone:      203-227-3601

Signature, Place, and Date of Signing:

      Ronald H. Oliver        Westport, Connecticut      November 3, 2010
      ----------------        ---------------------      ----------------

Report Type (Check only one):

[X]   13F Holdings Report
[ ]   13F Notice
[ ]   13F Combination Report

List of Other Managers Reporting for this Manager:

I am signing this report as required by the Securities Exchange Act of 1934

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total: 68

Form 13F Information Table Value Total (x$1,000):  $ 1,071,087

List of Included Managers:

      Andrew J. Knuth         Westport Advisers, LLC
      Edmund H. Nicklin       Westport Advisers LLC

List of Other Included Managers:
      No.     13F File Number           Name

                                                                                                               Voting Authority
                                                                                                               ----------------
                                    Title                  Value     Shares/    Sh/  Put/  Invstmt  Other
Name of Issuer                      of class    CUSIP      (x$1000)  Prn Amt    Prn  Call  Dscretn  Managers  Sole  Shared   None
------------------------------      --------  ---------    --------  -------    ---  ----  -------  --------  ----  ------   ----
AAR Corp.                           COM       000361105     5,343      286,322  SH         Sole               286,322
Abbott Laboratories                 COM       002824100     3,526       67,500  SH         Sole                67,500
Air Products & Chemicals, Inc.      COM       009158106     9,524      115,000  SH         Sole               115,000
American Eagle Outfitters, Inc      COM       02553E106     7,480      500,000  SH         Sole               500,000
Amphenol Corp.                      COM       032095101     6,921      141,300  SH         Sole               141,300
Anadarko Petroleum Corp.            COM       032511107     9,698      170,000  SH         Sole               170,000
Arbitron, Inc.                      COM       03875Q108    18,957      677,753  SH         Sole               677,753
Arthur J. Gallagher & Company       COM       363576109     8,661      328,424  SH         Sole               328,424
Baldor Electric Company             COM       057741100    39,552      979,002  SH         Sole               979,002
Beckman Coulter, Inc.               COM       075811109     5,486      112,434  SH         Sole               112,434
Big Lots, Inc.                      COM       089302103    43,659    1,313,056  SH         Sole             1,313,056
Brown & Brown, Inc.                 COM       115236101    15,713      778,261  SH         Sole               778,261
CA, Inc.                            COM       12673P105     8,978      425,089  SH         Sole               425,089
CACI International, Inc.            COM       127190304     9,998      220,900  SH         Sole               220,900
CVS/Caremark Corp.                  COM       126650100     6,045      192,090  SH         Sole               192,090
Carter's Inc.                       COM       146229109     7,241      275,000  SH         Sole               275,000
Charles River Laboratories Int      COM       159864107    27,723      836,300  SH         Sole               836,300
Checkpoint Systems, Inc.            COM       162825103    21,849    1,073,637  SH         Sole             1,073,637
Chicago Bridge & Iron Company       COM       167250109     4,440      181,600  SH         Sole               181,600
Cullen/Frost Bankers, Inc.          COM       229899109     3,771       70,000  SH         Sole                70,000
Darden Restaurants, Inc.            COM       237194105    31,358      733,000  SH         Sole               733,000
DeVry, Inc.                         COM       251893103    62,743    1,275,000  SH         Sole             1,275,000
Del Monte Foods Company             COM       24522P103    33,682    2,569,154  SH         Sole             2,569,154
Diebold, Inc.                       COM       253651103     1,819       58,500  SH         Sole                58,500
Dr. Pepper Snapple Group, Inc.      COM       26138E109    10,656      300,000  SH         Sole               300,000
EMS Technologies, Inc.              COM       26873N108     4,706      252,613  SH         Sole               252,613
EOG Resources, Inc.                 COM       26875P101    16,037      172,500  SH         Sole               172,500
Entergy Corp.                       COM       29364G103     7,079       92,500  SH         Sole                92,500
FEI Company                         COM       30241L109    11,703      598,030  SH         Sole               598,030
FMC Corp.                           COM       302491303    11,042      161,416  SH         Sole               161,416
FedEx Corp.                         COM       31428X106     5,771       67,500  SH         Sole                67,500
Forest Oil Corp.                    COM       346091705    30,533    1,028,058  SH         Sole             1,028,058
General Communication, Inc. -       COM       369385109     7,372      739,450  SH         Sole               739,450
IPG Photonics Corp.                 COM       44980X109    12,915      535,000  SH         Sole               535,000
ITT Educational Services, Inc.      COM       45068B109    40,957      582,848  SH         Sole               582,848
International Rectifier Corp.       COM       460254105     2,114      100,246  SH         Sole               100,246
Interpublic Group of Companies      COM       460690100     2,156      215,000  SH         Sole               215,000
JDA Software Group, Inc.            COM       46612K108     6,999      276,000  SH         Sole               276,000
John Wiley & Sons, Inc.             COM       968223206    24,121      590,330  SH         Sole               590,330
KBR, Inc.                           COM       48242W106     9,254      375,586  SH         Sole               375,586
Kinetic Concepts, Inc.              COM       49460W208    16,673      455,797  SH         Sole               455,797
Laboratory Corporation of Amer      COM       50540R409     6,051       77,153  SH         Sole                77,153
Lender Processing Services, In      COM       52602E102     8,811      265,160  SH         Sole               265,160
McCormick & Company, Inc.           COM       579780206     7,567      180,000  SH         Sole               180,000
Orient Express Hotels Ltd. - C      COM       G67743107     6,457      579,100  SH         Sole               579,100
Pall Corp.                          COM       696429307    10,514      252,500  SH         Sole               252,500
Parametric Technology Corp.         COM       699173209    16,322      835,304  SH         Sole               835,304
Plains Exploration & Productio      COM       726505100    26,159      980,827  SH         Sole               980,827
Praxair, Inc.                       COM       74005P104    11,102      123,000  SH         Sole               123,000
Precision Castparts Corp.           COM       740189105    96,544      758,101  SH         Sole               758,101
Psychiatric Solutions Inc.          COM       74439H108    11,642      347,000  SH         Sole               347,000
QLogic Corp.                        COM       747277101    14,169      803,209  SH         Sole               803,209
Republic Services, Inc.             COM       760759100     9,147      300,000  SH         Sole               300,000
Rogers Corp.                        COM       775133101     7,428      235,953  SH         Sole               235,953
Ruby Tuesday, Inc.                  COM       781182100     6,812      573,896  SH         Sole               573,896
Saks, Inc.                          COM       79377w108     7,848      912,600  SH         Sole               912,600
State Street Corp.                  COM       857477103     2,354       62,500  SH         Sole                62,500
Stone Energy Corp.                  COM       861642106     7,903      536,541  SH         Sole               536,541
SunTrust Banks, Inc.                COM       867914103       258       10,000  SH         Sole                10,000
Synopsys, Inc.                      COM       871607107    37,004    1,493,892  SH         Sole             1,493,892
Talbots, Inc.                       COM       874161102     7,768      592,998  SH         Sole               592,998
Teradata Corp.                      COM       88076W103     8,028      208,190  SH         Sole               208,190
Texas Instruments, Inc.             COM       882508104     1,766       65,064  SH         Sole                65,064
Universal Health Services, Inc      COM       913903100    80,976    2,083,800  SH         Sole             2,083,800
Varian Medical Systems, Inc.        COM       92220P105    10,587      175,000  SH         Sole               175,000
W.W. Grainger, Inc.                 COM       384802104     5,226       43,872  SH         Sole                43,872
WSFS Financial Corp.                COM       929328102     1,821       48,546  SH         Sole                48,546
Willis Group Holdings plc           COM       013131180    46,566    1,510,900  SH         Sole             1,510,900